UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03931

CLIPPER FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85706
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85706
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

CLIPPER FUNDSM	Schedule of Investments
March 31, 2014 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (97.61%)
CONSUMER DISCRETIONARY – (9.11%)
Consumer Services – (4.77%)
Las Vegas Sands Corp.	736,500	$59,494,470
Media – (2.89%)
Liberty Global PLC, Series C *	884,000	35,987,640
Retailing – (1.45%)
Bed Bath & Beyond Inc. *	262,500	18,060,000
	Total Consumer Discretionary	113,542,110
CONSUMER STAPLES – (13.28%)
Food & Staples Retailing – (13.28%)
Costco Wholesale Corp.	916,391	102,333,383
CVS Caremark Corp.	353,250	26,444,295
Sysco Corp.	1,015,000	36,671,950
		165,449,628
	Total Consumer Staples	165,449,628
ENERGY – (7.45%)
Canadian Natural Resources Ltd. (Canada)	2,418,674	92,804,521
	Total Energy	92,804,521
FINANCIALS – (43.86%)
Banks – (4.00%)
SKBHC Holdings LLC *(a)	2,076	9,520,446
Wells Fargo & Co.	811,300	40,354,062
		49,874,508
Diversified Financials – (30.34%)
Capital Markets – (11.72%)
Bank of New York Mellon Corp.	2,585,889	91,256,023
Charles Schwab Corp.	1,439,500	39,341,535
Julius Baer Group Ltd. (Switzerland)	349,130	15,492,755
		146,090,313
Consumer Finance – (7.96%)
American Express Co.	1,101,633	99,180,019
Diversified Financial Services – (10.66%)
Berkshire Hathaway Inc., Class A *	709	132,831,185
		378,101,517
Insurance – (9.52%)
Multi-line Insurance – (3.97%)
Loews Corp.	1,122,500	49,446,125
Property & Casualty Insurance – (4.16%)
Markel Corp. *	86,860	51,777,246
Reinsurance – (1.39%)
Everest Re Group, Ltd.	113,500	17,371,175
		118,594,546
	Total Financials	546,570,571
HEALTH CARE – (8.12%)
Health Care Equipment & Services – (8.12%)
Laboratory Corp. of America Holdings *	483,140	47,449,179
UnitedHealth Group Inc.	654,860	53,691,972
		101,141,151
	Total Health Care	101,141,151

CLIPPER FUNDSM	Schedule of Investments - (Continued)
March 31, 2014 (Unaudited)

	Shares/Units/ Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (10.86%)
Semiconductors & Semiconductor Equipment – (1.84%)
Texas Instruments Inc.	485,300	$22,881,895
Software & Services – (9.02%)
ASAC II L.P., Private Placement *(a)	24,200,000	32,319,100
Google Inc., Class A *	60,000	66,870,600
Microsoft Corp.	322,729	13,228,662
		112,418,362
	Total Information Technology	135,300,257
MATERIALS – (4.93%)
Lafarge S.A. (France)	786,000	61,396,606
	Total Materials	61,396,606
TOTAL COMMON STOCK – (Identified cost $851,103,612)		1,216,204,844
SHORT-TERM INVESTMENTS – (2.31%)
COMMERCIAL PAPER – (0.20%)
Working Capital Management Co., 0.13%, 04/01/14	$2,500,000	2,500,000
	Total Commercial Paper	2,500,000
REPURCHASE AGREEMENTS – (2.11%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.10%, 04/01/14, dated 03/31/14, repurchase value of $13,715,038 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.75%, 07/31/15-06/15/39, total market value $13,989,300)	13,715,000	13,715,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.10%, 04/01/14, dated 03/31/14, repurchase value of $12,564,035 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-6.00%, 08/15/23-11/15/43, total market value $12,815,280)	12,564,000	12,564,000
	Total Repurchase Agreements	26,279,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $28,779,000)		28,779,000
Total Investments – (99.92%) – (Identified cost $879,882,612) – (b)		1,244,983,844
Other Assets Less Liabilities – (0.08%)		979,630
	Net Assets – (100.00%)	$1,245,963,474

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $41,839,546 or 3.36% of the Fund’s net assets as of March 31, 2014.

(b)	Aggregate cost for federal income tax purposes is $879,818,347. At March 31, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$371,115,597
Unrealized depreciation	(5,950,100)
Net unrealized appreciation	$365,165,497

CLIPPER FUNDSM	Schedule of Investments - (Continued)
March 31, 2014 (Unaudited)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are valued at the closing bid price.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation standardized methodologies used by the Fund for equity securities include, but are not limited to, pricing securities by adjusting the value based on changes in an appropriate securities index and applying liquidity discounts. The Fund may also price partnerships by calculating the liquidation value of the investment on a daily basis using the closing price of the underlying stock and a waterfall schedule, which apportions the value of the partnership’s interests based on the value of the net assets of the investment.  A liquidity discount is then applied to the liquidation value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

CLIPPER FUNDSM	Schedule of Investments - (Continued)
March 31, 2014 (Unaudited)

Value Measurements – (Continued)

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$113,542,110	$–	$–	$113,542,110
Consumer Staples	165,449,628	–	–	165,449,628
Energy	92,804,521	–	–	92,804,521
Financials	537,050,125	–	9,520,446	546,570,571
Health Care	101,141,151	–	–	101,141,151
Information Technology	102,981,157	–	32,319,100	135,300,257
Materials	61,396,606	–	–	61,396,606
Short-term securities	–	28,779,000	–	28,779,000
Total Investments	$1,174,365,298	$28,779,000	$41,839,546	$1,244,983,844

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended March 31, 2014.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2014:

Investment Securities:
Beginning balance	$36,147,080
Increase in unrealized appreciation	5,692,466
Ending balance	$41,839,546

Increase in unrealized appreciation during the period on Level 3 securities still held at March 31, 2014.	$5,692,466

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table

	Fair Value at		Unobservable
Investments at Value	March 31, 2014	Valuation Technique	Input	Amount
Equity securities	$9,520,446	Index-based value adjustment with liquidity discount	Discount rate	25%

	32,319,100	Liquidation proceeds/Waterfall methodology based on underlying investment value, then applying liquidity discount	Discount rate	14.05%

The significant unobservable input used in the fair value measurement of equity securities is the discount rate, which, if changed, would affect the fair value of the Fund’s investment. An increase in the discount rate would result in a decrease in the fair value of the investment.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLIPPER FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 30, 2014

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: May 30, 2014